Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - Core Deposit and Other Intangibles [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,697	$ 6,688
Accumulated Amortization	$ 5,876	$ 5,165